Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of property and equipment useful lives

Useful Life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Electronic devices	3-5 years
Office equipment, fixtures and furniture	3-5 years
Automobile	3-5 years
Computer and network equipment	3-5 years

Schedule of noncontrolling interests

	For the six months ended June 30,	For the year ended December 31,
	2023	2022

Infobird Guiyang	$(220,235)	$(225,387)
Infobird Anhui	(257)	(167)
Shanghai Qishuo	(132,700)	150,117
Total	$(353,192)	$(75,437)